LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 8, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

PERMAL ALTERNATIVE CORE FUND,

EACH DATED MAY 1, 2015

Effective on or about August 1, 2015, the following language is added to the end of the sections of the Summary Prospectus and Prospectus titled “Principal investment strategies”:

The fund may obtain exposure to investment strategies (including hedge fund strategies) through the use of one or more total return swaps through which the fund makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives or commodity interests actively managed by a third-party investment manager identified by Permal Asset Management LLC (“Permal”), the fund’s subadviser. The fund may not invest more than 10% of its total assets either directly or through swaps in any one investment considered by Permal to be an alternative investment.